Organization and Nature of Operations	6 Months Ended
Mar. 31, 2024
Organization and Nature of Operations [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Ostin Technology Group Co., Ltd. (“Ostin”) is a holding company incorporated on September 26, 2019 under the laws of the Cayman Islands. Ostin and its subsidiaries are collectively referred to as the “Company”. The Company engages in the business of designing, developing and manufacturing TFT-LCD modules and polarizers in a wide range of sizes and customized size according to the specifications of the customers utilizing automated production technique. The company currently operates one headquarter and three manufacturing facilities in China with an aggregate of 54,759 square meters – one factory is located in Jiangsu Province for the manufacture of display modules, one facility is in Sichuan Province for the manufacture of polarizers. The third manufacturing facilities is in Luzhou, Sichuan Province, for manufacture of display modules primarily to be used in devices in the education sector and commenced production in August 2020. The Company’s principal executive offices are located in Jiangsu Province, the People’s Republic of China (the “PRC” or “China”).

Reorganization

A reorganization of the Company’s legal structure was completed in June 2020. The reorganization involved (i) the incorporation of Ostin, a Cayman Islands company; Ostin Technology Holdings Limited (“Ostin BVI”), a British Virgin Islands company and a wholly owned subsidiary of Ostin; Ostin Technology Limited (“Ostin HK”), a Hong Kong company and a wholly owned subsidiary of Ostin BVI; and Nanjing Aosa Technology Development Co., Ltd. (“Nanjing Aosa”), a PRC limited liability company and a wholly owned subsidiary of Ostin HK; and (ii) the entry into a series of contractual arrangements (the “VIE Agreements”) by and between Nanjing Aosa and certain shareholders of Jiangsu Austin Optronics Technology Co., Ltd. (“Jiangsu Austin”) which was a PRC company limited by shares formed in December 2010 and has been the primary operating company of the Company in China. Ostin, Ostin BVI, Ostin HK, and Nanjing Aosa are all holding companies and have not commenced operations.

Prior to the reorganization, Mr. Tao Ling, Mr. Xiaohong Yin and 54 other shareholders (collectively and excluding Suhong Yuanda (as defined below), the “VIE Shareholders”) collectively owned 87.88% of the outstanding shares of Jiangsu Austin and Mr. Tao Ling, through Beijing Suhongyuanda Science and Technology Co., Ltd. (“Suhong Yuanda”) of which he was the sole shareholder, controlled 9.97% of the outstanding shares of Jiangsu Austin. On June 29, 2020, Mr. Tao Ling transferred his 100% equity interests in Suhong Yuanda to Nanjing Aosa. In June 2020, Nanjing Aosa entered into the VIE Agreements with the VIE Shareholders. After the reorganization, Ostin, through its subsidiary and the VIE arrangement, controlled an aggregate of 97.85% of the outstanding shares of Jiangsu Austin. The VIE Shareholders collectively owned 100% of the outstanding ordinary shares of Ostin, of which 39.99% and 9.51%, respectively, was owned by Mr. Tao Ling and Mr. Xiaohong Yin through their wholly owned holding companies.

Termination of the VIE Arrangements

In August 2021, shareholders of Jiangsu Austin entered into shares transfer agreements with the Company. Pursuant to the agreement, they agreed to transfer an aggregate of 39.97% of shares of Jiangsu Austin, which resulted in Nanjing Aosa, the Company’s WFOE, holding an aggregate of 97.85% of the shares of Jiangsu Austin following the completion of the share transfers. In February 2022, the Company fully terminated the VIE Arrangements and completed the reorganization of its corporate structure. As a result, the Company holds 97.85% of the issued and outstanding shares of Jiangsu Austin. Termination of the VIE agreement does not have impact on the Company’s consolidated financial position, results of operations and cash flows.

During the years presented in these consolidated financial statements, the control of the entities has never changed (always under the control of the Company). Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of Ostin and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

The following diagram illustrates the Company’s corporate structure, including its subsidiaries as of the six months ended March 31, 2024.

The condensed consolidated financial statements included herein are unaudited. The balance sheet at September 30, 2023 has been derived from the audited consolidated financial statements as of that date. In the opinion of management, the unaudited condensed consolidated interim financial statements include all normal recurring adjustments necessary for a fair statement of the financial position as of March 31, 2024 and the results of operations and comprehensive income (loss) for the six months ended March 31, 2024 and 2023 and cash flows for the six months ended March 31, 2024 and 2023. Certain information and footnote disclosures normally included in annual audited consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The results of operations and comprehensive income (loss) for the six months ended March 31, 2024 and cash flows for the six months ended March 31, 2024 are not necessarily indicative of the results to be expected for the full year. The condensed consolidated financial statements included herein should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the year ended September 30, 2023.

On November 20, 2023, Beijing Suhongyuanda Technology Co., Ltd. entered into an equity transfer agreement with Shenzhen Ou Xun Electronics Co., Ltd. (“Ou Xun”), under which Suhong Yuanda agreed to transfer 500,000 shares of Jiangsu Austin Optoelectronics Technology Co., Ltd. to Ou Xun for a total consideration of RMB1.3 million (RMB2.6 per share). The agreement stipulates that following the equity transfer, Jiangsu Austin's distributable profits will be allocated in proportion to the shareholding. Ou Xun is required to pay the full amount by June 30, 2024; failure to do so will result in the return of 1% of the shares, with Ou Xun also required to assist in completing the necessary procedures. As of June 30, 2024, Ou Xun had not made the required payment, triggering the share return and cooperation provisions. Consequently, the Company believes Ou Xun is in breach of contract, rendering the contract legally unenforceable and thus terminated. As of August 23, 2024, Jiangsu Austin has not yet received the shares back from Shenzhen Ou Xun Electronics Co., Ltd., but expects to complete this process in the near future.

On January 9, 2024, Sichuan Ausheet Electronic Materials Co., Ltd. (“Sichuan Ausheet”) entered into an equity transfer agreement with Nanjing Aoni Investment Management Partnership (Limited Partnership), a related party (“Nanjing Aoni”). Pursuant to the equity transfer agreement, Sichuan Ausheet transferred RMB10 million equity of Sichuan Auniuxin Materials Co., Ltd. (“Auniuxin”) to Nanjing Aoni. Consequently, Sichuan Ausheet’s share of ownership in Sichuan Auniuxin Materials Co., Ltd. dropped to 28.57% and the related party, Nanjing Aoni, owns the remaining 71.43%. As of March 31, 2024, Nanjing Aoni has funded RMB8.3 million into Auniuxin. Despite the change in ownership percentage, Sichuan Ausheet still maintained full control over Auniuxin’s operation. Therefore, Auniuxin continues to be included in the consolidated financial statements of the group. Mr. Ling Tao, CEO, the ultimate controller of Ostin, is also a controlling shareholder with 68.27% ownership of Nanjing Aoni, who now owns 71.43% of Auniuxin.